Finance Income (Expenses), Net (Details) - Schedule of finance expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Finance Expenses Net [Abstract]
Banking expenses	$ (781)	$ (1,056)	$ (590)
Bank fees	(8,498)	(2,263)	(986)
Other financial expenses	(1,033)	(354)	(281)
Net fair value gain of warrant liabilities	12,196	5,851
Net fair value gain of shares held in escrow	61,795	4,506
Interest expense	(25,762)	(85,320)	(52,632)
Total income (expense)	$ 37,917	$ (78,636)	$ (54,489)